Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interest income and gains and losses on total value of investments [line items]
Interest income	€ 501	€ 399
Total gains and losses on sale of assets	208	155
Total	708	554
Investments	9,914	8,802
Residential mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	57	58
Total gains and losses on sale of assets	7	(13)
Total	64	45
Investments	827	684
Commercial mortgage-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	115	97
Total gains and losses on sale of assets	87	98
Total	202	194
Investments	2,479	2,582
Asset-backed securities [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	33	38
Total gains and losses on sale of assets	0	12
Total	33	50
Investments	617	585
ABSs - other [member]
Interest income and gains and losses on total value of investments [line items]
Interest income	296	206
Total gains and losses on sale of assets	114	58
Total	410	264
Investments	€ 5,991	€ 4,952